Intangible assets, net	12 Months Ended
Mar. 31, 2022
Intangible assets, net
Intangible assets, net
16.	Intangible assets, net

	As of March 31,
	2021	2022

	(in millions of RMB)
User base and customer relationships	50,066	47,941
Trade names, trademarks and domain names	39,440	39,080
Non-compete agreements	19,445	14,436
Developed technology and patents	12,855	7,088
Licensed copyrights (Note 2(x)) and others	9,411	8,384
	131,217	116,929
Less: accumulated amortization and impairment	(60,384)	(57,698)
Net book value	70,833	59,231

During the years ended March 31, 2020, 2021 and 2022, the Company acquired intangible assets amounting to RMB5,626 million, RMB20,750 million and RMB1,000 million, respectively, in connection with business combinations, which were measured at fair value upon acquisition. Details of intangible assets acquired in connection with business combinations are included in Note 4.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2023	12,660
2024	10,886
2025	7,249
2026	4,536
2027	4,629
Thereafter	19,271
59,231